Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	$ (246.6)		$ (325.3)	$ (7.3)
Notes and accounts receivable	145,480.3	$ 5,180.9	138,908.6
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	142,525.0		135,652.7
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	(246.6)		(325.3)
Notes and accounts receivable	142,771.6		135,978.0
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 2,955.3		$ 3,255.9